Balance Sheet Components - Schedule of Activity of Deferred Contract Acquisition Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Revenue From Contract With Customer [Abstract]
Beginning balance	$ 18,079	$ 10,135	$ 6,262
Capitalization of contract acquisition costs	29,445	20,675	12,290
Amortization of deferred contract acquisition costs	(21,374)	(12,731)	(8,417)
Ending balance	26,150	18,079	10,135
Deferred contract acquisition costs	17,215	12,125	7,288
Deferred contract acquisition costs, non-current	$ 8,935	$ 5,954	$ 2,847